Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Amortization of Intangible Assets	$ 67	$ 65
Continuing Operations [Member]
Goodwill [Line Items]
Amortization of Intangible Assets	$ 67	$ 65	$ 65